SHAREHOLDERS' EQUITY - 2020 Warrants (Details) - shares	Dec. 31, 2020	Dec. 01, 2020
Class of Warrant or Right [Line Items]
Number of warrants issued		16,357,703
June Offering
Class of Warrant or Right [Line Items]
Number of warrants issued	62,962
December Financing
Class of Warrant or Right [Line Items]
Number of warrants issued	16,357,703
Finder
Class of Warrant or Right [Line Items]
Number of warrants issued	90,777
2020 Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued	1,420,835